Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 26, 2016	Jun. 27, 2015	Jun. 28, 2014
Current assets:
Cash	$ 10.7	$ 9.2	$ 5.3
Accounts receivable, less allowances	979.1	964.6	834.8
Inventories, net	899.1	882.6	849.0
Prepaid expenses and other current assets	39.1	26.4	22.4
Deferred income tax asset, net	17.1	17.5	15.8
Total current assets	1,945.1	1,900.3	1,727.3
Goodwill	676.2	664.0	663.9
Other intangible assets, net	167.4	186.9	241.3
Property, plant and equipment, net	604.3	594.7	569.9
Restricted cash	20.2	20.2	15.1
Other assets	26.9	24.8	21.4
Assets held for sale			0.9
Total assets	3,440.1	3,390.9	3,239.8
Current liabilities:
Outstanding checks in excess of deposits	103.7	126.3	117.3
Trade accounts payable	931.0	895.9	826.8
Accrued expenses	216.9	234.1	208.7
Long-term debt-current installments	9.4	9.4	7.5
Capital and finance lease obligations-current installments	2.4	3.5	3.0
Derivative liabilities	6.6	7.8	7.1
Total current liabilities	1,270.0	1,277.0	1,170.4
Long-term debt	1,170.2	1,395.8	1,418.1
Deferred income tax liability, net	98.8	100.3	103.8
Long-term derivative liabilities	2.0	1.3	3.0
Capital and finance lease obligations, excluding current installments	32.1	33.8	30.9
Other long-term liabilities	97.2	89.7	79.5
Total liabilities	2,670.3	$ 2,897.9	$ 2,805.7
Commitments and contingencies
Shareholders' equity:
Common Stock value	1.0
Additional paid-in capital	831.2	$ 594.1	$ 592.9
Accumulated other comprehensive loss, net of tax	(4.0)	(4.5)	(5.7)
Accumulated deficit	(58.4)	(97.5)	(154.0)
Total shareholders' equity	769.8	493.0	434.1
Total liabilities and shareholders' equity	$ 3,440.1	3,390.9	3,239.8
Common Stock Class A [Member]
Shareholders' equity:
Common Stock value		0.9	0.9
Total shareholders' equity		$ 0.9	$ 0.9
Common Stock Class B [Member]
Shareholders' equity:
Common Stock value